CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Subject to possible redemption shares		0	5,050,384
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	22,245,698	12,455,157	5,031,250	5,031,250
Common stock, shares outstanding	22,245,698	12,455,157	5,031,250	5,031,250